Shareholder Fees {- Strategic Advisers® International Fund}	Apr. 29, 2021 USD ($)
02.28 Strategic Advisers International Fund PRO-09 | Strategic Advisers® International Fund
Shareholder Fees:
(fees paid directly from your investment)	none